Summary of significant accounting policies - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		¥ 707,261	¥ 2,684,342
Deposits with signature bank
Disclosure Of Significant Accounting Policies [Line Items]
Cash deposits | $	$ 1.1
China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		11	39,746
Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		16,406	317
China, Yuan Renminbi | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		77,373	1,167,445
China, Yuan Renminbi | Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		56	0
United States of America, Dollars | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		430,006	1,447,336
United States of America, Dollars | Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		¥ 183,409	¥ 29,498